SSGA Funds

SSGA Enhanced Small Cap Fund

SUMMARY PROSPECTUS—DECEMBER 18, 2014
CLASS A SSESX	CLASS C SSEUX	CLASS I SSEVX	CLASS K SSEWX

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You may find the fund’s prospectus and other information about the fund online at:

http://ssgafunds.com/resources/materials/productLiteratureOverlay.seam

You also may get this information at no cost by calling (800) 997-7327 or by sending an e-mail request to fund_inquiry@ssgafunds.com. The fund’s current prospectus and statement of additional information are incorporated by reference into this summary prospectus.

INVESTMENT OBJECTIVE

SSGA Enhanced Small Cap Fund (the “Fund”) seeks to maximize total return through investment primarily in small capitalization equity securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in the “Investing in SSGA Fund Shares” section on page 47 of the Fund’s Prospectus.

	Class A	Class C	Class I	Class K
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	None [1]	1.00%[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%	0.45%	0.45%	0.45%
Distribution and Shareholder Service (12b-1) Fees	0.25%	1.00%	0.00%	0.00%
Other Expenses	0.91%	0.91%	0.91%	0.71%
Total Annual Fund Operating Expenses	1.61%	2.36%	1.36%	1.16%
Less Fee Waivers and/or Expense Reimburse ments[3]	(0.66)%	(0.66)%	(0.66)%	(0.66)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimburse ments[4]	0.95%	1.70%	0.70%	0.50%
[1]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Class C shares redeemed more than one year after purchase. A 1.00% CDSC may be assessed on redemptions of Class C Shares during the first year only.

[3]

The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.50% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Fund’s Board of Trustees.

[4]	The expense information in the table has been restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class A	$617	$945	$1,296	$2,283
Class C	$273	$673	$1,201	$2,646
Class I	$72	$366	$682	$1,578
Class K	$51	$303	$575	$1,350

SSGA Enhanced Small Cap Fund

SUMMARY PROSPECTUS—DECEMBER 18, 2014
CLASS A SSESX	CLASS C SSEUX	CLASS I SSEVX	CLASS K SSEWX

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$617	$945	$1,296	$2,283
Class C	$173	$673	$1,201	$2,646
Class I	$72	$366	$682	$1,578
Class K	$51	$303	$575	$1,350

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s turnover rate was 71% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of small capitalization companies. A small capitalization company is a company with a market capitalization no larger than the company with the largest capitalization contained in the Russell 2000® Index. As of August 31, 2014, the market capitalization range of the Russell 2000® Index was between $22 million and $4.5 billion. The equity securities invested in by the Fund are comprised primarily of common stocks, and may include initial public offerings (“IPOs”).

To manage the Fund’s portfolio, the Fund’s Adviser employs a proprietary quantitative multi-factor stock-selection model to select securities that maintain similar sector and industry weightings as the Fund’s benchmark, while controlling risk exposure of the Fund relative to the Fund’s benchmark. The securities selected by the model include a core portfolio drawn from securities in the Fund’s benchmark and intended to reflect the risk characteristics of the Fund’s benchmark, and certain additional securities of small capitalization companies identified by the model in order to overweight or underweight certain securities, industries or sectors represented in the Fund’s benchmark.

The model evaluates the relative attractiveness of eligible securities based on the correlation of certain historical economic and financial factors (such as measures of growth potential, valuation, quality and investor sentiment), and other historical quantitative metrics. Additionally, the model may incorporate an element to evaluate the macroeconomic environment for a portion of the model determined by prevailing market conditions. This element allows a disciplined approach to seek to be adaptive to the macroeconomic environment and respond to changing conditions. The quantitative model allows the Adviser to evaluate eligible securities and then rank eligible securities in the Fund’s investment universe in the order of their attractiveness as potential Fund investments.

The Fund’s Adviser periodically rebalances the Fund’s portfolio to reflect movements in the underlying factors used by the model and changes predicted by the model. The model may periodically adjust the quantitative metrics used based on a systematic and objective evaluation of macroeconomic conditions. The Adviser also regularly reexamines the model and may make updates and adjustments to the economic and financial conditions and other quantitative metrics considered, and to the weightings among them.

From time to time, the Adviser may make a qualitative judgment and deviate from the model for events and conditions that may not be quantifiable by the model.

The Fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the Fund’s Adviser, in order to manage its cash. The Fund also may engage in active trading, which could reduce the returns of Fund shareholders investing through a taxable account, and the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as fluctuations in price of specific securities or in equity markets generally and the risk of substantial price volatility.

•

Liquidity Risk. Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market, which can make it difficult for the Fund to dispose of the position at a favorable time or price or at prices approximating those at which the Fund currently values them.

•	Stock Market Risk. Stock values could decline generally or could under-perform other investments.

•

Market Risk. The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity.

SSGA Enhanced Small Cap Fund

SUMMARY PROSPECTUS—DECEMBER 18, 2014
CLASS A SSESX	CLASS C SSEUX	CLASS I SSEVX	CLASS K SSEWX

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

•

Use of a Quantitative Strategy. A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and performance may diminish, which may impair the Fund’s ability to achieve its investment objective. Any model used by the Fund might not perform as expected. A model, or data used by a model, might contain errors that are never detected or are detected only after the Fund has sustained a loss (or reduced performance) related to such errors.

•

More Volatility than the Fund’s Benchmark. While presenting the opportunity for excess returns relative to the Russell 2000® Index, the Fund’s strategy may present a greater risk of loss and higher tracking error compared to a fund that follows a strict indexing strategy.

•

Small-Capitalization Securities. Small sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

•

Value Stocks. Certain stocks in which the Fund may invest may be inexpensive relative to their earnings or assets compared to other types of stocks. These stocks may continue to be inexpensive and/or out of favor for long periods of time and they may take longer to, or may never realize the investment adviser’s perception of their potential value.

•

Unconstrained Sector Risk. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund’s shares to decrease, perhaps significantly.

•	Counterparty Risk. The Fund’s ability to profit from certain types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations.

•

Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Derivative instruments are also subject to the risk of mispricing or improper valuation. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return margin, or otherwise honor its obligations.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

PERFORMANCE

The following bar chart shows how the Fund’s performance for Class N shares (formerly, Institutional shares) has varied from year to year, and the table immediately below the chart shows the performance of the Fund over the past 1- and 5-year periods, and over the life of the Fund, and compares the Fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the Fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. The Fund’s past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com. Performance history will be available for the Class A, Class C, Class I and Class K shares of the Fund after they have been in operation for one calendar year. Returns of these share classes could have been similar to the returns shown for Class N shares because the shares are invested in the same portfolio of securities. Returns would differ only to the extent that the new share classes do not have the same expenses as Class N shares. Class A and Class C shares are generally expected to incur higher expenses and Class I and Class K shares are generally expected to incur lower expenses than Class N shares.

Highest Quarterly Results (2006-2013)	Lowest Quarterly Results (2006-2013)	Year-to- Date Ended
June 30, 2009: 19.10%	December 31, 2008: (26.68)%	September 30, 2014: (2.72)%

SSGA Enhanced Small Cap Fund

SUMMARY PROSPECTUS—DECEMBER 18, 2014
CLASS A SSESX	CLASS C SSEUX	CLASS I SSEVX	CLASS K SSEWX

Average Annual Total Returns

For the Periods Ending December 31, 2013

Class N Shares:

SSGA Enhanced Small Cap Fund	1 Year*	5 Years*	Since Inception(1)*
Return Before Taxes	37.82%	21.19%	8.10%
Return After Taxes on Distributions	37.33%	20.94%	7.63%
Return After Taxes on Distributions and Sale of Fund Shares	21.77%	17.34%	6.46%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	38.82%	20.08%	9.07%

(1)	The Fund began operating on March 22, 2005.

*	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

INVESTMENT ADVISER

SSGA FM serves as the investment adviser to the Fund.

John O’Connell and Simon Roe, CFA serve as portfolio managers of the Fund. They have managed the Fund since 2005 and 2010, respectively.

PURCHASE AND SALE OF FUND SHARES

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.

Class A
To establish an account	$2,000
To add to an existing account	None

Class C
To establish an account	$2,000
To add to an existing account	None

Class I
To establish an account	$1,000,000
To add to an existing account	None

Class K
To establish an account	$10,000,000
To add to an existing account	None

You may redeem Fund shares on any day the Fund is open for business.

By Mail:

State Street Funds

P.O. Box 8048

Boston, MA 02205-8048

By Overnight:

State Street Funds

30 Dan Road

Canton, MA 02021

By Intermediary:

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary (“Intermediary”), please contact that Intermediary directly. Your Intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

Intermediaries may contact State Street Dealer Services Group at 617-662-7300 or email them at broker-dealerservices@statestreet.com with questions.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes. If you hold the shares through a tax-advantaged arrangement, in which case you generally will be taxed only upon withdrawal of monies from the arrangement.

PAYMENTS TO BROKER-DEALERS, BANKS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer, bank or other Intermediary, the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, bank or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.

ENHSCSUMPRO

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